Shareholder Report	6 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Mt. Vernon Street Trust
Entity Central Index Key	0000707823
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Fidelity Growth Strategies Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity® Growth Strategies Fund Class K
Trading Symbol	FAGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.66%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.66%
Net Assets	$ 3,262,782,097
Holdings Count | shares	115
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$3,262,782,097
Number of Holdings	115
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.9 Information Technology 19.2 Health Care 16.9 Consumer Discretionary 14.3 Financials 10.1 Communication Services 3.7 Energy 3.3 Materials 1.8 Utilities 1.8 Consumer Staples 1.4 Real Estate 0.5 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 98.3 Canada 0.6 United Kingdom 0.4 China 0.4 Korea (South) 0.3 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apollo Global Management Inc 2.9 TransDigm Group Inc 2.8 ResMed Inc 2.5 Cintas Corp 2.4 Copart Inc 2.3 WW Grainger Inc 2.3 Quanta Services Inc 2.2 Cardinal Health Inc 2.1 Ameriprise Financial Inc 2.0 Gartner Inc 1.9 23.4
Fidelity Equity Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Growth K6 Fund
Class Name	Fidelity® Equity Growth K6 Fund
Trading Symbol	FEGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Growth K6 Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Growth K6 Fund	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 70,009,412
Holdings Count | shares	130
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$70,009,412
Number of Holdings	130
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 41.7 Health Care 14.6 Industrials 12.1 Communication Services 11.5 Consumer Discretionary 9.4 Financials 6.4 Energy 2.6 Consumer Staples 0.7 Materials 0.2 Common Stocks 99.2 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 87.5 Netherlands 3.7 Taiwan 2.2 China 1.2 Israel 1.1 Brazil 1.0 India 1.0 Japan 0.6 France 0.6 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 13.0 NVIDIA Corp 10.6 Alphabet Inc Class A 5.1 Apple Inc 5.1 Amazon.com Inc 4.9 Uber Technologies Inc 3.9 Eli Lilly & Co 2.8 Boston Scientific Corp 2.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.2 Netflix Inc 2.1 52.4
Fidelity Series Growth Company Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Growth Company Fund
Class Name	Fidelity® Series Growth Company Fund
Trading Symbol	FCGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Growth Company Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Growth Company Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 16,119,733,362
Holdings Count | shares	589
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$16,119,733,362
Number of Holdings	589
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.2 Consumer Discretionary 16.5 Health Care 12.9 Communication Services 11.4 Industrials 4.4 Financials 3.2 Consumer Staples 2.8 Materials 0.5 Energy 0.4 Real Estate 0.1 Utilities 0.0 Common Stocks 97.7 Preferred Stocks 1.7 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Netherlands 0.5 Denmark 0.5 Canada 0.4 Switzerland 0.4 China 0.4 India 0.2 Belgium 0.2 Ireland 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 16.7 Apple Inc 8.6 Microsoft Corp 7.5 Amazon.com Inc 6.2 Alphabet Inc Class A 4.5 Alphabet Inc Class C 2.6 Meta Platforms Inc Class A 2.5 Eli Lilly & Co 2.5 Lululemon Athletica Inc 2.1 Pure Storage Inc Class A 1.6 54.8
Fidelity Growth Company K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company K6 Fund
Class Name	Fidelity® Growth Company K6 Fund
Trading Symbol	FGKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Company K6 Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company K6 Fund	$ 26	0.45%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.45%
Net Assets	$ 19,672,478,077
Holdings Count | shares	567
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$19,672,478,077
Number of Holdings	567
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.3 Consumer Discretionary 16.1 Health Care 13.9 Communication Services 11.6 Industrials 4.8 Financials 3.6 Consumer Staples 3.1 Energy 0.6 Materials 0.5 Real Estate 0.1 Utilities 0.0 Common Stocks 98.1 Preferred Stocks 1.5 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 96.5 Netherlands 0.5 Canada 0.5 Denmark 0.5 Switzerland 0.4 China 0.3 India 0.3 Belgium 0.2 Taiwan 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 16.2 Apple Inc 6.9 Amazon.com Inc 5.3 Microsoft Corp 5.2 Meta Platforms Inc Class A 4.4 Alphabet Inc Class A 3.8 Eli Lilly & Co 2.8 Lululemon Athletica Inc 2.2 Alphabet Inc Class C 1.6 Pure Storage Inc Class A 1.5 49.9
Fidelity Growth Strategies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity® Growth Strategies Fund
Trading Symbol	FDEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies Fund	$ 44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
Net Assets	$ 3,262,782,097
Holdings Count | shares	115
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$3,262,782,097
Number of Holdings	115
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.9 Information Technology 19.2 Health Care 16.9 Consumer Discretionary 14.3 Financials 10.1 Communication Services 3.7 Energy 3.3 Materials 1.8 Utilities 1.8 Consumer Staples 1.4 Real Estate 0.5 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 98.3 Canada 0.6 United Kingdom 0.4 China 0.4 Korea (South) 0.3 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apollo Global Management Inc 2.9 TransDigm Group Inc 2.8 ResMed Inc 2.5 Cintas Corp 2.4 Copart Inc 2.3 WW Grainger Inc 2.3 Quanta Services Inc 2.2 Cardinal Health Inc 2.1 Ameriprise Financial Inc 2.0 Gartner Inc 1.9 23.4
Fidelity Growth Company Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company Fund
Class Name	Fidelity® Growth Company Fund
Trading Symbol	FDGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company Fund	$ 29	0.51%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.51%
Net Assets	$ 62,210,777,272
Holdings Count | shares	592
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$62,210,777,272
Number of Holdings	592
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.5 Consumer Discretionary 16.4 Health Care 12.9 Communication Services 11.3 Industrials 4.6 Financials 3.2 Consumer Staples 2.8 Materials 0.6 Energy 0.6 Real Estate 0.0 Utilities 0.0 Common Stocks 98.1 Preferred Stocks 1.8 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 96.6 Netherlands 0.5 Denmark 0.5 Canada 0.4 Switzerland 0.4 China 0.4 India 0.3 Belgium 0.2 Taiwan 0.1 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 17.2 Apple Inc 9.3 Microsoft Corp 7.3 Amazon.com Inc 6.3 Alphabet Inc Class A 4.5 Alphabet Inc Class C 2.7 Eli Lilly & Co 2.3 Lululemon Athletica Inc 2.3 Meta Platforms Inc Class A 2.2 Pure Storage Inc Class A 1.4 55.5
Fidelity Growth Strategies K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies K6 Fund
Class Name	Fidelity® Growth Strategies K6 Fund
Trading Symbol	FSKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Strategies K6 Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies K6 Fund	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 312,244,733
Holdings Count | shares	115
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$312,244,733
Number of Holdings	115
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.8 Information Technology 19.0 Health Care 16.8 Consumer Discretionary 14.7 Financials 10.0 Communication Services 3.6 Energy 3.3 Materials 1.8 Utilities 1.8 Consumer Staples 1.4 Real Estate 0.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 98.3 Canada 0.6 United Kingdom 0.4 China 0.3 Korea (South) 0.3 Switzerland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apollo Global Management Inc 2.8 TransDigm Group Inc 2.8 ResMed Inc 2.5 Copart Inc 2.4 Cintas Corp 2.4 WW Grainger Inc 2.3 Quanta Services Inc 2.2 Cardinal Health Inc 2.1 Ameriprise Financial Inc 1.9 Gartner Inc 1.9 23.3
Fidelity Growth Company Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company Fund
Class Name	Fidelity® Growth Company Fund Class K
Trading Symbol	FGCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 25	0.44%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.44%
Net Assets	$ 62,210,777,272
Holdings Count | shares	592
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$62,210,777,272
Number of Holdings	592
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.5 Consumer Discretionary 16.4 Health Care 12.9 Communication Services 11.3 Industrials 4.6 Financials 3.2 Consumer Staples 2.8 Materials 0.6 Energy 0.6 Real Estate 0.0 Utilities 0.0 Common Stocks 98.1 Preferred Stocks 1.8 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 96.6 Netherlands 0.5 Denmark 0.5 Canada 0.4 Switzerland 0.4 China 0.4 India 0.3 Belgium 0.2 Taiwan 0.1 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 17.2 Apple Inc 9.3 Microsoft Corp 7.3 Amazon.com Inc 6.3 Alphabet Inc Class A 4.5 Alphabet Inc Class C 2.7 Eli Lilly & Co 2.3 Lululemon Athletica Inc 2.3 Meta Platforms Inc Class A 2.2 Pure Storage Inc Class A 1.4 55.5
Fidelity New Millennium Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Millennium Fund®
Class Name	Fidelity® New Millennium Fund®
Trading Symbol	FMILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Millennium Fund® for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Millennium Fund®	$ 44	0.80%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
Net Assets	$ 4,902,723,342
Holdings Count | shares	163
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$4,902,723,342
Number of Holdings	163
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.0 Industrials 14.4 Consumer Discretionary 11.7 Financials 11.4 Health Care 10.7 Communication Services 9.4 Energy 4.7 Materials 3.6 Consumer Staples 3.0 Utilities 2.3 Real Estate 1.1 Common Stocks 98.9 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 92.3 Canada 2.4 Netherlands 1.2 Italy 1.0 Taiwan 0.8 United Kingdom 0.8 China 0.6 Spain 0.4 Denmark 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 7.3 NVIDIA Corp 6.4 Amazon.com Inc 3.9 Apple Inc 3.7 Meta Platforms Inc Class A 2.5 Alphabet Inc Class A 2.5 Eli Lilly & Co 2.0 Visa Inc Class A 1.6 Exxon Mobil Corp 1.3 Chubb Ltd 1.3 32.5